Staff costs	12 Months Ended
Dec. 31, 2019
30. Staff costs
Staff costs

The notes included in this section focus on the costs and commitments associated with employing our staff.

30 Staff costs

Accounting for staff costs

The Barclays Bank Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.

Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.

Performance costs – recognised to the extent that the Barclays Bank Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.

Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Barclays Bank Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Barclays Bank Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over four years including the financial year prior to the grant date.

The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 31 and Note 32 respectively.

	2019	2018	2017[c]
	£m	£m	£m
Performance costs	1,104	1,300	917
Salaries[a]	2,373	2,269	2,229
Social security costs	269	263	272
Post-retirement benefits[b]	184	302	208
Other compensation costs	237	246	119
Total compensation costs	4,167	4,380	3,745

Other resourcing costs
Outsourcing	211	287	472
Redundancy and restructuring	69	87	24
Temporary staff costs	48	54	100
Other	70	66	52
Total other resourcing costs	398	494	648

Total staff costs	4,565	4,874	4,393

Notes

a£123m (2018: £54m; 2017: £238m) of Group compensation was capitalised as internally generated software.

bPost-retirement benefits charge includes £126m (2018: £99m; 2017: £110m) in respect of defined contribution schemes and £57m (2018: £203m; 2017: £97m) in respect of defined benefit schemes.

cIn 2017, £472m of performance costs recharged by Barclays Execution Services Limited to Barclays Bank PLC has been included in Other administration and general expenses within Operating expenses. For further details on Operating expenses refer to Note 8.